Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials and consumables	$ 15,547	$ 8,663
Work-in-progress	10,034	4,694
Finished goods	1,460	2,440
Service inventory	2,270	1,495
Inventories	29,311	17,292
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	39,647	55,342
Inventory write-down	1,300	611
Reversal of inventory write-down	409	531
Inventory net write-down	$ 891	$ 80